Financial Risk Management - Fair Value Hierarchy Classifications of Financial Instruments Measured at Fair Value (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Derivatives, liabilities	₩ 108,750	₩ 20,592
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity instruments	13,223	9,879
Convertible bonds	2,377	1,544
Derivatives	9,363	49,676
Debt instruments	72	76
Derivatives, liabilities	167,625	20,592
Convertible bonds	861,675	858,385
Fair values [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instruments	72	76
Convertible bonds	861,675	858,385
Fair values [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity instruments	13,223	9,879
Convertible bonds	2,377	1,544
Derivatives	9,363	49,676
Derivatives, liabilities	₩ 167,625	₩ 20,592